DEBT AND BORROWING ARRANGEMENTS - Schedule of Credit Lines Available (Details) - USD ($) $ in Millions	Dec. 31, 2023	Sep. 30, 2022
Line of Credit Facility [Line Items]
Borrowed Amount	$ 600.0
Revolving Credit Facility | Atmus Credit Agreement | Line of Credit
Line of Credit Facility [Line Items]
Facility Amount		$ 1,000.0
Revolving Credit Facility | Atmus Term Loan Facility | Line of Credit
Line of Credit Facility [Line Items]
Facility Amount	600.0	600.0
Borrowed Amount	600.0
Revolving Credit Facility | Atmus Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Facility Amount	$ 400.0	$ 400.0